CAPITAL RISK MANAGEMENT (Details) - CAD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Capital Risk Management [Abstract]
Total long-term debt (Note 21)	$ 3,470.4	$ 3,074.3
Less: cash and cash equivalents	(293.7)	(160.1)	$ (217.6)
Net debt	3,176.7	2,914.2
Equity	4,976.0	4,302.6	$ 4,588.9
Total net debt plus equity	$ 8,152.7	$ 7,216.8
Net debt to capital (in percent)	39.00%	40.40%